Interests in entities - Summarized net asset value of Philips Lighting (unaudited) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-controlling interests [Line items]
Current assets	€ 10,117	€ 14,075
Non-current assets	15,198	18,195
Total assets	25,315	32,270
Current liabilities	6,866	10,473
Non-current liabilities	6,426	€ 8,344
Philips Lighting [Member]
Non-controlling interests [Line items]
Current assets	3,372
Non-current assets	3,306
Total assets	6,678
Current liabilities	(2,216)
Non-current liabilities	(2,140)
Total assets and liabilities	€ 2,321